Distribution Date:	04/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	18		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690AAA2	1.980000%	46,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690AAB0	3.557000%	72,000,000.00	51,466,944.00	1,215,777.33	152,556.60	0.00	0.00	1,368,333.93	50,251,166.67	34.88%	30.00%
A-2	61690AAC8	3.434000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690AAD6	3.473000%	175,000,000.00	168,020,485.79	0.00	486,279.29	0.00	0.00	486,279.29	168,020,485.79	34.88%	30.00%
A-4	61690AAE4	3.753000%	242,202,000.00	242,202,000.00	0.00	757,486.76	0.00	0.00	757,486.76	242,202,000.00	34.88%	30.00%
A-S	61690AAG9	4.068000%	57,560,000.00	57,560,000.00	0.00	195,128.40	0.00	0.00	195,128.40	57,560,000.00	26.74%	23.00%
B	61690AAH7	4.651865%	49,338,000.00	49,338,000.00	0.00	191,261.43	0.00	0.00	191,261.43	49,338,000.00	19.77%	17.00%
C	61690AAJ3	4.651865%	34,947,000.00	34,947,000.00	0.00	135,473.94	0.00	0.00	135,473.94	34,947,000.00	14.83%	12.75%
D	61765XAN4	3.237000%	38,031,000.00	38,031,000.00	0.00	102,588.62	0.00	0.00	102,588.62	38,031,000.00	9.45%	8.13%
E	61765XAQ7	3.237000%	8,223,000.00	8,223,000.00	0.00	22,181.54	0.00	0.00	22,181.54	8,223,000.00	8.29%	7.13%
F	61765XAS3	3.237000%	12,334,000.00	12,334,000.00	0.00	33,270.96	0.00	0.00	33,270.96	12,334,000.00	6.54%	5.63%
G	61765XAU8	3.237000%	13,362,000.00	13,362,000.00	0.00	36,044.00	0.00	0.00	36,044.00	13,362,000.00	4.65%	4.00%
H	61765XAW4	3.237000%	9,177,000.00	9,177,000.00	0.00	24,754.96	0.00	0.00	24,754.96	9,177,000.00	3.35%	2.88%
J	61765XAYO	3.237000%	23,715,316.00	23,715,315.96	0.00	46,396.60	0.00	0.00	46,396.60	23,715,315.96	0.00%	0.00%
HMD	61765XBE3	5.043917%	15,000,000.00	13,380,452.59	31,691.75	58,116.29	0.00	0.00	89,808.04	13,348,760.84	0.00%	0.00%
V	61765XBB9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765XBC7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			837,289,317.01	721,757,198.34	1,247,469.08	2,241,539.39	0.00	0.00	3,489,008.47	720,509,729.26

X-A	61690AAF1	1.022613%	575,602,000.00	461,689,429.80	0.00	393,441.48	0.00	0.00	393,441.48	460,473,652.47
X-B	61765XAA2	0.583865%	57,560,000.00	57,560,000.00	0.00	28,006.06	0.00	0.00	28,006.06	57,560,000.00
X-D	61765XAC8	1.414865%	38,031,000.00	38,031,000.00	0.00	44,840.61	0.00	0.00	44,840.61	38,031,000.00
X-E	61765XAE4	1.414865%	8,223,000.00	8,223,000.00	0.00	9,695.36	0.00	0.00	9,695.36	8,223,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	61765XAG9	1.414865%	12,334,000.00	12,334,000.00	0.00	14,542.46	0.00	0.00	14,542.46	12,334,000.00
X-GH	61765XAJ3	1.414865%	22,539,000.00	22,539,000.00	0.00	26,574.70	0.00	0.00	26,574.70	22,539,000.00
X-J	61765XAL8	1.414865%	23,715,316.00	23,715,315.96	0.00	27,961.64	0.00	0.00	27,961.64	23,715,315.96
Notional SubTotal			738,004,316.00	624,091,745.76	0.00	545,062.31	0.00	0.00	545,062.31	622,875,968.43

Deal Distribution Total					1,247,469.08	2,786,601.70	0.00	0.00	4,034,070.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690AAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690AAB0	714.81866667	16.88579625	2.11884167	0.00000000	0.00000000	0.00000000	0.00000000	19.00463792	697.93287042
A-2	61690AAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690AAD6	960.11706166	0.00000000	2.77873880	0.00000000	0.00000000	0.00000000	0.00000000	2.77873880	960.11706166
A-4	61690AAE4	1,000.00000000	0.00000000	3.12750002	0.00000000	0.00000000	0.00000000	0.00000000	3.12750002	1,000.00000000
A-S	61690AAG9	1,000.00000000	0.00000000	3.39000000	0.00000000	0.00000000	0.00000000	0.00000000	3.39000000	1,000.00000000
B	61690AAH7	1,000.00000000	0.00000000	3.87655418	0.00000000	0.00000000	0.00000000	0.00000000	3.87655418	1,000.00000000
C	61690AAJ3	1,000.00000000	0.00000000	3.87655421	0.00000000	0.00000000	0.00000000	0.00000000	3.87655421	1,000.00000000
D	61765XAN4	1,000.00000000	0.00000000	2.69749993	0.00000000	0.00000000	0.00000000	0.00000000	2.69749993	1,000.00000000
E	61765XAQ7	1,000.00000000	0.00000000	2.69749970	0.00000000	0.00000000	0.00000000	0.00000000	2.69749970	1,000.00000000
F	61765XAS3	1,000.00000000	0.00000000	2.69749959	0.00000000	0.00000000	0.00000000	0.00000000	2.69749959	1,000.00000000
G	61765XAU8	1,000.00000000	0.00000000	2.69750037	0.00000000	0.00000000	0.00000000	0.00000000	2.69750037	1,000.00000000
H	61765XAW4	1,000.00000000	0.00000000	2.69750027	0.00000000	0.00000000	0.00000000	0.00000000	2.69750027	1,000.00000000
J	61765XAYO	999.99999831	0.00000000	1.95639814	0.74110208	11.21735338	0.00000000	0.00000000	1.95639814	999.99999831
HMD	61765XBE3	892.03017267	2.11278333	3.87441933	0.00000000	0.00000000	0.00000000	0.00000000	5.98720267	889.91738933
V	61765XBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765XBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690AAF1	802.09837666	0.00000000	0.68353043	0.00000000	0.00000000	0.00000000	0.00000000	0.68353043	799.98619266
X-B	61765XAA2	1,000.00000000	0.00000000	0.48655420	0.00000000	0.00000000	0.00000000	0.00000000	0.48655420	1,000.00000000
X-D	61765XAC8	1,000.00000000	0.00000000	1.17905419	0.00000000	0.00000000	0.00000000	0.00000000	1.17905419	1,000.00000000
X-E	61765XAE4	1,000.00000000	0.00000000	1.17905387	0.00000000	0.00000000	0.00000000	0.00000000	1.17905387	1,000.00000000
X-F	61765XAG9	1,000.00000000	0.00000000	1.17905465	0.00000000	0.00000000	0.00000000	0.00000000	1.17905465	1,000.00000000
X-GH	61765XAJ3	1,000.00000000	0.00000000	1.17905408	0.00000000	0.00000000	0.00000000	0.00000000	1.17905408	1,000.00000000
X-J	61765XAL8	999.99999831	0.00000000	1.17905408	0.00000000	0.00000000	0.00000000	0.00000000	1.17905408	999.99999831

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	152,556.60	0.00	152,556.60	0.00	0.00	0.00	152,556.60	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/22 - 03/30/22	30	0.00	486,279.29	0.00	486,279.29	0.00	0.00	0.00	486,279.29	0.00
A-4	03/01/22 - 03/30/22	30	0.00	757,486.76	0.00	757,486.76	0.00	0.00	0.00	757,486.76	0.00
A-S	03/01/22 - 03/30/22	30	0.00	195,128.40	0.00	195,128.40	0.00	0.00	0.00	195,128.40	0.00
X-A	03/01/22 - 03/30/22	30	0.00	393,441.48	0.00	393,441.48	0.00	0.00	0.00	393,441.48	0.00
X-B	03/01/22 - 03/30/22	30	0.00	28,006.06	0.00	28,006.06	0.00	0.00	0.00	28,006.06	0.00
X-D	03/01/22 - 03/30/22	30	0.00	44,840.61	0.00	44,840.61	0.00	0.00	0.00	44,840.61	0.00
X-E	03/01/22 - 03/30/22	30	0.00	9,695.36	0.00	9,695.36	0.00	0.00	0.00	9,695.36	0.00
X-F	03/01/22 - 03/30/22	30	0.00	14,542.46	0.00	14,542.46	0.00	0.00	0.00	14,542.46	0.00
X-GH	03/01/22 - 03/30/22	30	0.00	26,574.70	0.00	26,574.70	0.00	0.00	0.00	26,574.70	0.00
X-J	03/01/22 - 03/30/22	30	0.00	27,961.64	0.00	27,961.64	0.00	0.00	0.00	27,961.64	0.00
B	03/01/22 - 03/30/22	30	0.00	191,261.43	0.00	191,261.43	0.00	0.00	0.00	191,261.43	0.00
C	03/01/22 - 03/30/22	30	0.00	135,473.94	0.00	135,473.94	0.00	0.00	0.00	135,473.94	0.00
D	03/01/22 - 03/30/22	30	0.00	102,588.62	0.00	102,588.62	0.00	0.00	0.00	102,588.62	0.00
E	03/01/22 - 03/30/22	30	0.00	22,181.54	0.00	22,181.54	0.00	0.00	0.00	22,181.54	0.00
F	03/01/22 - 03/30/22	30	0.00	33,270.96	0.00	33,270.96	0.00	0.00	0.00	33,270.96	0.00
G	03/01/22 - 03/30/22	30	0.00	36,044.00	0.00	36,044.00	0.00	0.00	0.00	36,044.00	0.00
H	03/01/22 - 03/30/22	30	0.00	24,754.96	0.00	24,754.96	0.00	0.00	0.00	24,754.96	0.00
J	03/01/22 - 03/30/22	30	248,447.61	63,972.06	0.00	63,972.06	17,575.47	0.00	0.00	46,396.60	266,023.08
HMD	03/01/22 - 03/31/22	31	0.00	58,116.29	0.00	58,116.29	0.00	0.00	0.00	58,116.29	0.00
Totals			248,447.61	2,804,177.16	0.00	2,804,177.16	17,575.47	0.00	0.00	2,786,601.70	266,023.08

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,034,070.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,816,940.78	Master Servicing Fee	8,848.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,778.96
Interest Adjustments	0.05	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	310.76
ARD Interest	0.00	Operating Advisor Fee	14.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	600.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,816,940.83	Total Fees	12,763.55

Principal		Expenses/Reimbursements
Scheduled Principal	1,247,469.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	11,690.89
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,695.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,189.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(0.05)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,247,469.08	Total Expenses/Reimbursements	17,575.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,786,601.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,247,469.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,034,070.78
Total Funds Collected	4,064,409.91	Total Funds Distributed	4,064,409.85

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	708,376,745.95	708,376,745.95	Beginning Certificate Balance	721,757,198.34
(-) Scheduled Principal Collections	1,215,777.38	1,215,777.38	(-) Principal Distributions	1,247,469.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(0.05)	(0.05)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	707,160,968.62	707,160,968.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	709,121,292.20	709,121,292.20	Ending Certificate Balance	720,509,729.26
Ending Actual Collateral Balance	708,023,547.91	708,023,547.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP
5,000,000 or less	13	42,659,234.10	6.03%	42	4.7175	2.076671	1.40 or less	19	355,749,485.08	50.31%	41	4.6165	0.849519
5,000,001 to 10,000,000	14	93,176,369.84	13.18%	42	4.5837	1.399632	1.41 to 1.50	2	9,075,035.91	1.28%	42	4.5868	1.421506
10,000,001 to 15,000,000	5	60,289,132.74	8.53%	42	4.3755	2.077478	1.51 to 1.60	5	41,792,198.56	5.91%	41	4.4702	1.544813
15,000,001 to 25,000,000	6	111,264,088.30	15.73%	64	4.6488	1.521334	1.61 to 1.70	2	13,723,872.06	1.94%	43	4.6240	1.634883
25,000,001 to 50,000,000	8	272,447,672.98	38.53%	37	4.2992	1.667755	1.71 to 1.80	2	55,118,395.01	7.79%	37	4.0685	1.731012
50,000,001 to 75,000,000	2	105,354,078.98	14.90%	42	4.8722	0.122501	1.81 to 1.90	2	24,953,041.28	3.53%	41	4.5273	1.821393
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	64,777,582.46	9.16%	41	4.3195	1.928528
Totals	54	707,160,968.62	100.00%	43	4.5220	1.440625	2.01 to 2.50	7	82,792,727.17	11.71%	60	4.6670	2.390297
							2.51 to 3.00	2	13,050,000.00	1.85%	43	4.0615	2.650094
							3.01 or greater	4	24,158,239.41	3.42%	43	4.2780	3.328919
							Totals	54	707,160,968.62	100.00%	43	4.5220	1.440625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP	New Jersey	3	6,204,824.80	0.88%	47	4.4290	1.932250
Alabama	3	518,740.50	0.07%	161	4.8650	2.407900	New York	11	132,772,019.52	18.78%	33	4.0768	1.830446
Arizona	1	460,845.35	0.07%	161	4.8650	2.407900	North Carolina	6	17,841,763.41	2.52%	47	4.7092	1.567653
Arkansas	5	9,314,771.53	1.32%	48	4.6440	1.479322	Ohio	10	12,400,798.83	1.75%	49	4.5490	1.985182
California	15	105,023,417.37	14.85%	43	4.7124	0.341774	Oklahoma	1	546,530.17	0.08%	161	4.8650	2.407900
Colorado	2	6,059,726.24	0.86%	50	4.6806	0.790183	Oregon	2	377,476.35	0.05%	161	4.8650	2.407900
Connecticut	4	523,372.11	0.07%	161	4.8650	2.407900	Pennsylvania	10	3,124,725.42	0.44%	105	5.0605	1.724595
Delaware	1	3,144,230.77	0.44%	42	4.4100	1.911500	Rhode Island	1	81,053.21	0.01%	161	4.8650	2.407900
Florida	6	71,799,113.18	10.15%	43	4.8616	1.328048	South Carolina	2	266,317.66	0.04%	161	4.8650	2.407900
Georgia	5	31,820,605.52	4.50%	42	4.4115	1.814412	Tennessee	4	484,466.57	0.07%	161	4.8650	2.407900
Idaho	1	115,790.29	0.02%	161	4.8650	2.407900	Texas	19	132,917,910.60	18.80%	44	4.6816	1.386485
Illinois	3	641,941.36	0.09%	161	4.8650	2.407900	Utah	1	62,526.76	0.01%	161	4.8650	2.407900
Indiana	6	16,396,653.38	2.32%	45	4.4161	1.736131	Virginia	4	22,066,317.66	3.12%	44	4.0598	2.967045
Iowa	2	26,565,849.08	3.76%	44	4.5549	1.065840	Washington	2	145,895.77	0.02%	161	4.8650	2.407900
Kansas	1	3,868,886.00	0.55%	41	4.7300	1.944000	Wisconsin	3	10,029,795.35	1.42%	45	4.8019	1.345475
Kentucky	3	622,870.58	0.09%	91	5.1091	1.554874	Totals	166	707,160,968.62	100.00%	43	4.5220	1.440625
Louisiana	4	38,872,289.74	5.50%	42	4.2630	1.906230
									Property Type³
Maine	1	106,527.06	0.02%	161	4.8650	2.407900
Maryland	1	7,145,979.02	1.01%	42	4.4100	1.911500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	2	284,844.11	0.04%	161	4.8650	2.407900		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	7	10,654,435.51	1.51%	51	4.6258	1.778330	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP
Minnesota	1	3,915,996.50	0.55%	42	4.4100	1.911500	Industrial	2	21,800,000.00	3.08%	43	4.0500	2.973875
Mississippi	1	74,105.79	0.01%	161	4.8650	2.407900	Lodging	6	128,760,304.66	18.21%	42	4.8652	0.233862
Missouri	4	7,738,004.57	1.09%	48	4.7397	(0.031922)	Mixed Use	5	134,451,003.64	19.01%	31	4.0799	1.810200
New Hampshire	2	199,159.30	0.03%	161	4.8650	2.407900	Multi-Family	11	142,335,273.36	20.13%	42	4.5308	1.492057
							Office	4	64,446,030.74	9.11%	42	4.7214	1.220239
							Retail	24	160,482,359.74	22.69%	42	4.5358	1.655913
							Self Storage	108	32,915,604.80	4.65%	113	4.6675	2.604253
							Totals	166	707,160,968.62	100.00%	43	4.5220	1.440625

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP
	4.000% or less	3	90,000,000.00	12.73%	35	3.8600	1.520415	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	11	142,034,971.68	20.09%	41	4.2735	2.090429	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	32	446,581,631.55	63.15%	45	4.7142	1.198331	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	6,573,973.71	0.93%	42	5.2241	1.810038	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	707,160,968.62	100.00%	43	4.5220	1.440625	49 months or greater	48	685,190,576.94	96.89%	43	4.5155	1.431431
								Totals	54	707,160,968.62	100.00%	43	4.5220	1.440625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP
	120 months or less	47	665,520,122.56	94.11%	40	4.5052	1.402570	Interest Only	12	204,510,721.67	28.92%	35	4.1707	2.029794
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	64,777,791.75	9.16%	41	4.4775	1.640263
	Totals	53	687,490,514.24	97.22%	40	4.5122	1.412950	241 months to 300 months	28	396,231,609.14	56.03%	42	4.6824	1.039976
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	687,490,514.24	97.22%	40	4.5122	1.412950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	21,970,391.68	3.11%	43	4.7225	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	60,900,000.00	8.61%	36	3.8940	1.592325	121 months to 240 months	1	19,670,454.38	2.78%	161	4.8650	2.407900
	12 months or less	38	495,792,179.95	70.11%	44	4.5109	1.644399	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	5	70,174,194.42	9.92%	41	4.7378	(0.029470)	Totals	1	19,670,454.38	2.78%	161	4.8650	2.407900
	25 months or greater	2	58,324,202.57	8.25%	42	4.9365	1.210786
	Totals	54	707,160,968.62	100.00%	43	4.5220	1.440625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453000238	MU	New York	NY	Actual/360	3.860%	132,955.56	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	04/06/22
1A	453000294	MU	New York	NY	Actual/360	3.860%	132,955.56	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	04/06/22
1B	453000295	MU	New York	NY	Actual/360	3.860%	33,238.89	0.00	0.00	N/A	03/06/25	--	10,000,000.00	10,000,000.00	04/06/22
2	300801372	LO	Hollywood	FL	Actual/360	4.913%	227,140.78	91,769.52	0.00	N/A	10/01/25	--	53,689,475.73	53,597,706.21	12/01/21
3	1544454	LO	San Jose	CA	Actual/360	4.830%	215,527.52	63,507.00	0.00	N/A	09/01/25	--	51,819,879.77	51,756,372.77	04/01/22
4	1544803	SS	Various	Various	Actual/360	4.865%	84,251.24	440,560.99	(0.05)	N/A	09/01/35	--	20,111,015.37	19,670,454.38	04/01/22
5	305081005	OF	Richardson	TX	Actual/360	4.790%	162,540.02	53,635.17	0.00	N/A	10/01/25	--	39,406,295.06	39,352,659.89	04/01/22
6	453000198	MU	New York	NY	Actual/360	4.510%	155,344.44	0.00	0.00	N/A	01/07/24	--	40,000,000.00	40,000,000.00	04/07/22
7	1544889	RT	Hammond	LA	Actual/360	4.200%	122,594.68	80,285.77	0.00	N/A	08/01/25	--	33,897,146.56	33,816,860.79	04/01/22
9	1545593	RT	Various	Various	Actual/360	4.410%	102,881.25	0.00	0.00	N/A	10/01/25	--	27,091,835.67	27,091,835.67	04/01/22
10	300801402	MF	Ames	IA	Actual/360	4.553%	103,652.86	34,003.75	0.00	N/A	11/01/25	--	26,437,746.42	26,403,742.67	04/01/22
11	305081011	MF	Augusta	GA	Actual/360	4.340%	96,487.05	35,277.05	0.00	N/A	08/01/25	--	25,817,851.01	25,782,573.96	04/01/22
12	300801383	RT	Fairfield	CA	Actual/360	4.721%	83,604.12	31,345.94	0.00	N/A	11/01/25	--	20,565,272.72	20,533,926.78	04/01/22
13	300801401	IN	Manassas	VA	Actual/360	4.050%	38,013.75	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	04/01/22
13A	304101476	IN	Manassas	VA	Actual/360	4.050%	38,013.75	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	04/01/22
14	300801390	RT	Houston	TX	Actual/360	4.568%	80,009.80	29,797.95	0.00	N/A	11/01/25	--	20,340,324.17	20,310,526.22	04/01/22
15	300801393	MF	San Antonio	TX	Actual/360	4.522%	77,010.12	25,604.53	0.00	N/A	11/01/25	--	19,776,891.34	19,751,286.81	04/01/22
16	300801405	OF	Beverly Hills	CA	Actual/360	4.576%	62,652.47	20,350.31	0.00	N/A	11/01/25	--	15,899,849.41	15,879,499.10	04/01/22
17	300801375	MF	Houston	TX	Actual/360	4.620%	60,222.77	19,294.02	0.00	N/A	10/01/25	--	15,137,689.03	15,118,395.01	04/01/22
18	1544460	MF	San Antonio	TX	Actual/360	4.620%	53,920.21	17,375.13	0.00	N/A	09/01/25	--	13,553,466.59	13,536,091.46	04/01/22
19	305081019	MF	Greenwood	IN	Actual/360	4.270%	47,693.40	17,890.42	0.00	N/A	09/01/25	--	12,970,931.70	12,953,041.28	04/01/22
20	1544751	RT	Plant City	FL	Actual/360	4.805%	49,651.67	0.00	0.00	N/A	09/01/25	--	12,000,000.00	12,000,000.00	04/01/22
21	1544928	MF	Pleasant Prairie	WI	Actual/360	4.800%	40,316.71	13,723.82	0.00	N/A	10/01/25	--	9,754,043.44	9,740,319.62	04/01/22
23	695100594	MF	Garfield Heights	OH	Actual/360	4.618%	31,889.25	14,345.61	0.00	N/A	11/06/25	--	8,019,202.97	8,004,857.36	04/06/22
24	695100591	OF	Auburn Hills	MI	Actual/360	4.700%	27,534.81	28,449.35	0.00	N/A	11/06/25	--	6,803,385.76	6,774,936.41	04/06/22
25	695100589	LO	Kansas City	MO	Actual/360	4.734%	30,218.67	12,998.05	0.00	N/A	11/06/25	--	7,412,894.97	7,399,896.92	07/06/20
26	1545434	RT	Durham	NC	Actual/360	4.740%	31,672.45	11,115.74	0.00	N/A	09/01/25	--	7,759,685.27	7,748,569.53	04/01/22
28	695100593	MF	Broadview Heights	OH	Actual/360	4.550%	27,269.24	10,955.30	0.00	N/A	11/06/25	--	6,959,890.95	6,948,935.65	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	300801392	LO	Morrisville	NC	Actual/360	4.699%	25,091.93	16,312.79	0.00	N/A	11/01/25	--	6,201,110.18	6,184,797.39	04/01/22
30	305081030	RT	Sugar Land	TX	Actual/360	4.680%	23,369.78	10,263.58	0.00	N/A	11/01/25	--	5,798,952.37	5,788,688.79	04/01/22
31	300801376	SS	Plantation	FL	Actual/360	4.493%	21,881.14	10,393.54	0.00	N/A	10/01/25	--	5,655,543.96	5,645,150.42	04/01/22
32	695100595	MF	Dunwoody	GA	Actual/360	4.707%	22,974.73	9,985.49	0.00	N/A	11/06/25	--	5,668,224.90	5,658,239.41	04/06/22
33	1545172	RT	Fort Worth	TX	Actual/360	4.465%	20,031.02	14,307.54	0.00	N/A	09/01/25	--	5,209,817.10	5,195,509.56	04/01/22
34	300801382	RT	Auburn	CA	Actual/360	4.557%	21,263.98	9,850.76	0.00	N/A	10/01/25	--	5,418,840.03	5,408,989.27	04/01/22
35	695100590	LO	Russellville	AR	Actual/360	4.800%	21,114.31	13,265.51	0.00	N/A	11/06/25	--	5,108,300.52	5,095,035.01	02/06/22
36	1545043	RT	Golden	CO	Actual/360	4.665%	22,476.79	7,998.85	0.00	N/A	09/01/25	--	5,595,300.71	5,587,301.86	04/01/22
37	300801363	LO	Corpus Christi	TX	Actual/360	5.203%	21,229.08	11,756.16	0.00	N/A	10/01/25	--	4,738,252.52	4,726,496.36	04/01/22
38	305081038	MU	Gonzales	LA	Actual/360	4.660%	17,892.67	7,919.15	0.00	N/A	11/01/25	--	4,458,922.79	4,451,003.64	04/01/22
39	300801378	SS	San Leandro	CA	Actual/360	4.268%	18,008.59	0.00	0.00	N/A	10/01/25	--	4,900,000.00	4,900,000.00	04/01/22
40	300801388	MH	Lake Placid	FL	Actual/360	4.585%	16,523.22	7,017.20	0.00	N/A	11/01/25	--	4,185,006.75	4,177,989.55	04/01/22
41	300801397	MF	Commerce	TX	Actual/360	4.750%	15,896.14	6,795.52	0.00	N/A	11/01/25	--	3,886,321.87	3,879,526.35	04/01/22
42	1545423	RT	Shawnee	KS	Actual/360	4.730%	15,758.19	0.00	0.00	N/A	09/01/25	--	3,868,886.00	3,868,886.00	04/01/22
43	305081043	RT	North Wilkesboro	NC	Actual/360	4.620%	12,761.75	5,736.50	0.00	11/01/25	10/15/30	--	3,207,812.21	3,202,075.71	04/01/22
44	1545721	OF	Los Altos	CA	Actual/360	4.650%	14,014.58	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	04/01/22
45	300801381	RT	Greendale	IN	Actual/360	4.981%	12,832.18	7,589.75	0.00	N/A	11/01/25	--	2,991,745.98	2,984,156.23	04/01/22
46	1545449	MF	Bullhead City	AZ	Actual/360	5.040%	13,601.61	5,272.80	0.00	N/A	09/01/25	--	3,134,012.29	3,128,739.49	04/01/22
47	305081047	RT	Georgetown	TX	Actual/360	5.000%	12,712.41	5,002.70	0.00	N/A	09/01/25	--	2,952,558.68	2,947,555.98	04/01/22
48	300801318	MF	Cincinnati	OH	Actual/360	4.815%	10,644.77	4,202.65	0.00	N/A	08/01/25	--	2,567,323.79	2,563,121.14	04/01/22
49	300801377	SS	Vallejo	CA	Actual/360	4.318%	10,039.35	0.00	0.00	N/A	10/01/25	--	2,700,000.00	2,700,000.00	04/01/22
50	1544522	OF	La Mirada	CA	Actual/360	4.620%	9,715.35	3,130.66	0.00	N/A	09/01/25	--	2,442,066.00	2,438,935.34	04/01/22
51	1545115	RT	Massillon	OH	Actual/360	4.120%	7,627.72	0.00	0.00	N/A	09/01/25	--	2,150,000.00	2,150,000.00	04/01/22
52	695100596	RT	Various	Various	Actual/360	5.278%	8,410.07	2,945.68	0.00	N/A	11/06/25	--	1,850,423.03	1,847,477.35	04/06/22
54	300801380	SS	Phoenix	AZ	Actual/360	4.935%	7,396.95	2,061.25	0.00	N/A	11/01/25	--	1,740,628.44	1,738,567.19	04/01/22
55	300801379	SS	Phoenix	AZ	Actual/360	4.935%	6,042.58	1,683.83	0.00	N/A	11/01/25	--	1,421,921.92	1,420,238.09	04/01/22
Totals							2,758,573.93	1,215,777.33	(0.05)				708,376,745.95	707,160,968.62

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,423,519.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,045,847.00	0.00	--	--	--	0.00	0.00	1,891,600.30	1,891,600.30	0.00	0.00
3	(1,080,174.71)	(2,573,655.27)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	51,700,731.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,555,119.87	2,542,365.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	26,781,616.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,983,286.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,314,262.86	0.00	--	--	--	0.00	0.00	0.00	0.00	6,792.15	0.00
10	3,036,828.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	618,693.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,539,071.11	1,314,204.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,022,069.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,965,755.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,779,261.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,086,372.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,775,894.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,014,195.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,496,933.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,139,476.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	874,058.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,192,485.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(74,406.00)	0.00	--	--	01/11/21	2,873,944.40	171,592.05	31,422.74	726,907.05	86,958.32	0.00
26	1,394,420.29	1,062,054.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	806,057.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	308,350.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	549,410.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	809,736.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,219,540.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	652,526.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	485,487.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	382,911.00	334,207.30	01/01/21	09/30/21	--	0.00	0.00	34,308.78	67,992.84	3,781.87	0.00
36	0.00	187,377.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	925,204.00	0.00	--	--	--	0.00	0.00	0.00	0.00	33,020.69	0.00
38	534,816.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	724,052.00	542,890.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	411,216.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	364,719.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	339,570.00	254,677.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	315,250.00	78,812.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	339,946.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	412,621.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	492,558.00	342,648.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	352,561.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	264,413.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	142,806.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	148,314,893.04	5,189,763.15				2,873,944.40	171,592.05	1,957,331.82	2,686,500.19	130,553.03	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	1	5,095,035.01	0	0.00	1	7,399,896.92	0	0.00	2	12,494,931.93	0	0.00	0	0.00	0	0.00	4.521966%	4.497034%	43
03/17/22	0	0.00	0	0.00	1	7,412,894.97	0	0.00	2	12,521,195.49	0	0.00	0	0.00	0	0.00	4.522318%	4.497386%	44
02/17/22	0	0.00	0	0.00	1	7,428,759.00	0	0.00	2	12,552,311.41	0	0.00	0	0.00	0	0.00	4.522726%	4.497793%	45
01/18/22	0	0.00	0	0.00	1	7,441,639.88	0	0.00	2	12,578,340.41	0	0.00	0	0.00	0	0.00	4.523072%	4.498140%	46
12/17/21	0	0.00	0	0.00	1	7,454,468.46	0	0.00	1	7,454,468.46	0	0.00	0	0.00	0	0.00	4.523415%	4.498484%	47
11/18/21	0	0.00	0	0.00	1	7,468,223.04	0	0.00	1	7,468,223.04	0	0.00	0	0.00	1	1,730,369.26	4.523775%	4.498844%	49
10/18/21	0	0.00	0	0.00	2	61,652,386.61	0	0.00	1	7,480,943.69	0	0.00	0	0.00	0	0.00	4.526218%	4.482403%	50
09/17/21	0	0.00	0	0.00	2	61,762,764.53	0	0.00	1	7,494,594.24	0	0.00	0	0.00	0	0.00	4.526571%	4.482757%	51
08/17/21	0	0.00	0	0.00	2	61,864,323.09	0	0.00	1	7,507,207.83	1	54,357,115.26	0	0.00	0	0.00	4.526903%	4.483089%	52
07/16/21	0	0.00	0	0.00	1	7,519,770.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527232%	4.483419%	53
06/17/21	0	0.00	0	0.00	2	62,074,562.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527576%	4.483762%	54
05/17/21	0	0.00	0	0.00	2	62,174,813.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527900%	4.484086%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	695100589	07/06/20	20	6	31,422.74	726,907.05	166,134.56	7,673,370.22	10/02/20	7			08/11/21
35	695100590	02/06/22	1	1	34,308.78	67,992.84	362,159.49	5,110,404.28	09/02/20	7			12/21/21
Totals					65,731.52	794,899.89	528,294.05	12,783,774.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		40,000,000	40,000,000	0		0
25 - 36 Months		90,000,000	90,000,000	0		0
37 - 48 Months		554,288,439	541,793,507	0		12,494,932
49 - 60 Months		0	0	0		0
> 60 Months		22,872,530	22,872,530	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	707,160,969	694,666,037	0	0	0	12,494,932
Mar-22	708,376,746	695,855,550	0	0	0	12,521,195
Feb-22	709,816,891	697,264,579	0	0	0	12,552,311
Jan-22	711,021,870	698,443,530	0	0	0	12,578,340
Dec-21	712,221,948	704,767,479	0	0	0	7,454,468
Nov-21	713,494,064	706,025,841	0	0	0	7,468,223
Oct-21	716,417,069	654,764,682	0	0	54,171,443	7,480,944
Sep-21	717,682,353	655,919,588	0	0	54,268,170	7,494,594
Aug-21	718,864,989	657,000,666	0	0	54,357,115	7,507,208
Jul-21	720,042,814	712,523,044	0	0	7,519,770	0
Jun-21	721,278,404	659,203,841	0	0	62,074,563	0
May-21	722,446,409	660,271,595	0	0	62,174,814	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
25	695100589	7,399,896.92	7,673,370.22	5,500,000.00	05/25/21	(74,406.00)	(0.14340)	12/31/21	11/06/25	282
35	695100590	5,095,035.01	5,110,404.28	5,700,000.00	01/11/22	334,207.30	1.08010	09/30/21	11/06/25	222
Totals		12,494,931.93	12,783,774.50	11,200,000.00		259,801.30

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
25	695100589	LO	MO	10/02/20	7

COVID - The loan transferred to special servicing effective 10/2/2020 due to imminent monetary default. The 99-room lodging property was built in 1991 (renovated in 2015) and is located in Kansas City, MO. Inspection dated 9/24/21 stated the property is in good condition and noted only deteriorating asphalt as deferred maintenance. A foreclosure sale occurred on 7/30/21 where the Trusts SPE took title to the asset. The property is being managed by Providence Hospitality

Partners. TTM January 2022 achieved 49.7% occupancy, $79.83 ADR and $39.65 RevPAR (compared to $25.06 TTM 2021 and $55.03 TTM 2020) TTM RevPAR Index of 64.7 compares to 64.0 TTM 2021 and 77.7 in TTM 2020. The special servicer and property manager are continuing to stabilize the asset and to respond to the plunge in market fundamentals caused by COVID.

35	695100590	LO	AR	09/02/20	7

COVID - Loan transferred to special servicing on 9/2/2020 due to imminent monetary default. The property is a 67-room lodging property, built in 2008 and is located in Russellville, AR. A 9/22/21 property inspection noted the property to be in excel lent condition. TTM Feb 2021 states 73.4% Occ, $86.25 ADR, and $63.31 RevPAR (compared to $36.24 TTM 2021 and $55.19 TTM 2020). RevPAR Index of 102.0 compares to 111.3 in 2021 and 105.0 in 2020. The trailing three-month

RevPAR Index is down year-over-year, from 100.1 in 2020 to 98.5 in 2021. The asset is REO and the special servicer continues to monitor subject and market performance, as well as the transactions market to determine when the appropriate time is to liquidate.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300801372	55,878,088.80	4.91300%	55,270,114.41 4.91300%		9	04/01/21	04/01/20	08/11/21
29	300801392	6,584,500.19	4.69900%	6,569,738.74 4.69900%		10	06/29/20	04/01/20	08/11/20
36	1545043	5,742,396.77	4.66500%	5,734,244.70 4.66500%		9	07/15/20	07/20/20	08/11/20
Totals		68,204,985.76		67,574,097.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	3,189.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	1,595.83	0.00	0.00	11,690.89	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,099.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,695.53	0.00	3,189.10	11,690.89	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,575.52

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28